Capital and Reserves (Details 3) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
CapitalCommitmentsLineItems [Line Items]
Number of options	3,991,066	1,185,666
Weighted average exercise price	$ .99	$ .54
Weighted average market share price on exercise	$ 1.90	$ .88
May 2020
CapitalCommitmentsLineItems [Line Items]
Number of options	388,000
Weighted average exercise price	$ .71
Weighted average market share price on exercise	$ 1.33
June 2020
CapitalCommitmentsLineItems [Line Items]
Number of options	1,162,900
Weighted average exercise price	$ .84
Weighted average market share price on exercise	$ 1.82
July 2020
CapitalCommitmentsLineItems [Line Items]
Number of options	908,500
Weighted average exercise price	$ 1.46
Weighted average market share price on exercise	$ 2.34
August 2020
CapitalCommitmentsLineItems [Line Items]
Number of options	1,165,000
Weighted average exercise price	$ .97
Weighted average market share price on exercise	$ 2.00
September 2020
CapitalCommitmentsLineItems [Line Items]
Number of options	210,000
Weighted average exercise price	$ .69
Weighted average market share price on exercise	$ 1.48
October 2020
CapitalCommitmentsLineItems [Line Items]
Number of options	156,666
Weighted average exercise price	$ .50
Weighted average market share price on exercise	$ 1.38
January 2019
CapitalCommitmentsLineItems [Line Items]
Number of options		125,000
Weighted average exercise price		$ .49
Weighted average market share price on exercise		$ .87
February 2019
CapitalCommitmentsLineItems [Line Items]
Number of options		30,000
Weighted average exercise price		$ 0.49
Weighted average market share price on exercise		$ 1.23
June 2019
CapitalCommitmentsLineItems [Line Items]
Number of options		39,000
Weighted average exercise price		$ 0.49
Weighted average market share price on exercise		$ .59
July 2019
CapitalCommitmentsLineItems [Line Items]
Number of options		81,000
Weighted average exercise price		$ 0.49
Weighted average market share price on exercise		$ .68
August 2019
CapitalCommitmentsLineItems [Line Items]
Number of options		856,666
Weighted average exercise price		$ .55
Weighted average market share price on exercise		$ .90
September 2019
CapitalCommitmentsLineItems [Line Items]
Number of options		54,000
Weighted average exercise price		$ .72
Weighted average market share price on exercise		$ .85